Segment Information	12 Months Ended
Mar. 31, 2015
Segment Information [Abstract]
Segment Information

19. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company's reportable segments are strategic business units that offer different products and services.

They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained. During the fourth quarter of fiscal 2015, the Company completed its exit from metallic parts business. See note 9 – discontinued operations for details.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Year ended March 31,
	2013			2014			2015
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$27,775	$1,050	$(1,784)	$19,918	$580	$(4,517)	$20,206	$(434)	$(341)
Electronic products	26,740	83	570	21,684	90	(1,938)	18,409	(105)	(1,912)
Metallic parts (Discontinued in fiscal 2015)	692	-	(449)	-	-	(411)	1	-	(348)
Segment total	$55,207	$1,133	$(1,663)	$41,602	$670	$(6,866)	$38,616	$(539)	$(2,601)

Reconciliation to consolidated totals:
Sales eliminations	(1,133)	(1,133)	-	(670)	(670)	-	(539)	539	-
Consolidated totals:
Net sales	$54,074	$-		$40,932	$-		$38,077	$-
Loss before income taxes			$(1,663)			$(6,866)			$(2,601)

	Year ended March 31,
	2013		2014		2015
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$415	$-	$495	$-	$509	$-
Electronic products	86	-	101	-	26	-
Metallic parts (Discontinued in fiscal 2015)	-	-	-	-	-	-
Consolidated total	$501	$-	$596	$-	$535	$-

	Year ended March 31,
	2013			2014			2015
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$80,804	$670	$3,677	$74,328	$200	$3,181	$73,829	$550	$2,384
Electronic products	30,760	281	537	25,911	648	399	22,610	340	415
Metallic parts (Discontinued in fiscal 2015)	605	-	5	397	5	41	-	-	25
Segment totals	$112,169	$951	$4,219	$100,636	$853	$3,621	$96,439	$890	$2,824
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	4	-	-	-	-	-	-	-	-
Goodwill allocated to electronic products segment	392	-	-	-	-	-	-	-	-
Consolidated totals	$112,565	$951	$4,219	$100,636	$853	$3,621	$96,439	$890	$2,824

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2013	2014	2015
Net sales
United States of America	$16,462	$11,081	$9,910
PRC	22,504	15,862	16,119
United Kingdom	1,908	1,721	1,023
Hong Kong	3,813	3,550	5,505
Europe	5,524	6,197	3,501
Others	3,171	2,521	2,018
Net sales from continuing operations	53,382	40,932	38,076
Net sales from discontinued operations	692	-	1
Total net sales	$54,074	$40,932	$38,077

The location of the Company's identifiable assets is as follows:

	March 31,
	2014	2015
Hong Kong and Macao	$31,078	$29,444
PRC	69,558	66,995
Total identifiable assets	100,636	96,439
Goodwill	-	-
Total assets	$100,636	$96,439